Employee Benefits Plan - Defined Benefit Obligation - Other Disclosures (Detail) - Present Value of Defined Benefit Obligation [Member] - Percentage of Participants in Defined Benefits Plans [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Percentage attributable to active employees	27.00%	25.00%
Percentage attributable to deferred (former employees)	40.00%	38.00%
Percentage attributable to retirees	33.00%	37.00%
Total participation	100.00%	100.00%
U.S. [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Employee participation percentage	37.00%	39.00%
U.K. [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Employee participation percentage	56.00%	53.00%
Rest of World [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Employee participation percentage	7.00%	8.00%